CUSTOMER AND SUPPLIER CONCENTRATION	12 Months Ended
Sep. 30, 2022
CUSTOMER AND SUPPLIER CONCENTRATION
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 16 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company had no such significant customer who account for greater than 10% of the company’s revenue for the fiscal year ended September 30, 2022 and 2021. The Company had no customer who accounted for more than 10% of total accounts receivables as of September 30, 2022 while there were one customer who accounted for more than 10% of total accounts receivable as of September 30, 2021, the customers had accounts receivable balance of $3,198,069 which represents 11.79% of total accounts receivable.

For the year ended September 30, 2022, two suppliers accounted for 37.24% and 27.07% of the Company's total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2022, the suppliers had accounts payable balance of $285,904 and $219,703 which represents 13.59% and 10.44% of total accounts payable, respectively. For the year ended September 30, 2021, three suppliers accounted for 34.69%, 27.32% and 10.51% of the Company’s total raw material purchase, respectively. The Company had two suppliers who accounted for more than 10% of total accounts payable as of September 30, 2021, the suppliers had accounts payable balance of $314,353 and $259,160 which represents 14.56% and 12.00% of total accounts payable, respectively. The Company believes there are numerous other suppliers that could substitute the current significant vendors should they become unavailable or non-competitive.